SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit
Other	1.48%
Change in valuation allowance	21.00%	41.21%
Income tax provision (benefit)	43.48%	62.21%